Exhibit 99.1

Repurchases and replacements relating to asset-backed securities*

	Check if	Name of
Name of Issuing Entity	Registered	Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand
					(% of principal			(% of principal
			(#)	($)	balance)	(#)		balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Rosy Blue Carat S.A.
CIK 0001765123	X	Rosy Blue N.V.	$177,612,947.51	$177,612,947.51	100%	$562,347.64	$177,612,947.51	0.32%

Assets Pending
Repurchase or
Assets That Were Repurchased or Replaced			Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
		(% of			(% of			(% of			(% of			(% of
		principal			principal			principal			principal			principal
(#)		balance)	(#)		balance)	(#)		balance)	(#)		balance)	(#)		balance)
(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
$-	$-	0%	$-	$-	0%	$-	$-	0%	$-	$-	0%	$-	$-	0%

*Please note that with respect to the Assets That Were Subject of Demand and repurchased during the reporting period, no assets were repurchased owing to a breach of any representations or warranties by the Originator, and the transaction does not include any covenant or right of repurchase. As such, the “Assets That Were Repurchased or Replaced” does not include any data.